Loan impairment provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loan impairment provisions
ECL charge/(release)	£ 671	£ 359	£ 578
Cash and balances at central banks	85,182	92,994	£ 104,262
Contingent Liability
Loan impairment provisions
ECL charge/(release)	3	(5)
Other financial assets
Loan impairment provisions
Financial Assets	79,770	63,243
ECL charge/(release)	(6)	(12)
Off-Balance Sheet Exposures | Impairment
Loan impairment provisions
Financial Assets	(100)	(100)
FVOCI
Loan impairment provisions
Debt instruments held	41,889	37,536
FVOCI | Impairment
Loan impairment provisions
Financial Assets	(6)	(4)
FVOCI | Other financial assets
Loan impairment provisions
ECL charge/(release)	1	(4)
Loans and advances | Impairment
Loan impairment provisions
Financial Assets	£ (3,585)	£ (3,425)
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	0.83%	0.83%
ECL charge/(release)	£ 671	£ 359
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	429,916	410,225
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	(3,585)	(3,425)
Cash at central banks | Other financial assets
Loan impairment provisions
Financial Assets	84,100	91,800
Debt securities | Other financial assets
Loan impairment provisions
Financial Assets	£ 78,400	£ 62,400
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	0.16%	0.16%
ECL charge/(release)	£ (204)	£ (438)
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	386,651	363,821
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	£ (614)	£ (598)
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	2.06%	1.94%
ECL charge/(release)	£ 421	£ 360
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individually assessed
Loan impairment provisions
Amounts written off	137	144
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	38,582	40,474
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	£ (796)	£ (787)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	46.44%	34.40%
ECL charge/(release)	£ 454	£ 437
Amounts written off	579	654
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individually assessed
Loan impairment provisions
ECL charge/(release)	188	192
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Collectively assessed
Loan impairment provisions
ECL charge/(release)	266	245
Amounts written off	442	510
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	4,683	5,930
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount | Individually assessed
Loan impairment provisions
Financial Assets	1,456	1,285
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount | Collectively assessed
Loan impairment provisions
Financial Assets	3,227	4,645
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	(2,175)	(2,040)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment | Individually assessed
Loan impairment provisions
Financial Assets	(598)	(451)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment | Collectively assessed
Loan impairment provisions
Financial Assets	£ (1,577)	£ (1,589)